Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of goodwill
	December 31,
	2023	2022
	$	$
Balance – Beginning of year	-	8,130
Impairment of goodwill	-	(7,642)
Impact of foreign exchange rate changes	-	(488)
Balance – End of year	-	-